COSTS, BILLINGS, AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS	12 Months Ended
Dec. 31, 2013
COSTS, BILLINGS, AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS
COSTS, BILLINGS, AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS

NOTE C — COSTS, BILLINGS, AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS

The components of uncompleted contracts are as follows at December 31:

	2013	2012
Costs incurred on uncompleted contracts and estimated earnings	$2,476,716	$11,299,753
Less billings to date	(816,989)	(8,793,159)
	$1,659,727	$2,506,594

The components of uncompleted contracts are reflected in the consolidated balance sheets as follows at December 31:

	2013	2012
Costs and estimated earnings in excess of billings on uncompleted contracts	$2,312,947	$6,263,943
Billings in excess of costs and estimated earnings on uncompleted contracts	(653,220)	(3,757,349)
	$1,659,727	$2,506,594